IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2024
IMPAIRMENT
Disclosure of key assumptions used in impairment tests

	As at December 31,
	2024	2023
Gold price per oz	$2,050 - $2,500	$1,750 - $1,950
WACC	6.3% - 9.0%	6.3% - 8.9%
NAV multiple	1.00x - 1.58x	1.00x - 1.66x
Foreign exchange rates	US$0.74:C$1.00 to US$0.78:C$1.00	US$0.77:C$1.00 to US$0.80:C$1.00
Inflation	2.0%	2.0%